Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt Disclosure [Text Block]
Debt
EQR does not have any indebtedness as all debt is incurred by the Operating Partnership. EQR guarantees the Operating Partnership's $500.0 million unsecured senior term loan and also guarantees the Operating Partnership's revolving credit facility up to the maximum amount and for the full term of the facility.

Mortgage Notes Payable
As of December 31, 2011, the Company had outstanding mortgage debt of approximately $4.1 billion.
During the year ended December 31, 2011, the Company:

▪	Repaid $991.7 million of mortgage loans;

▪	Obtained $190.9 million of new mortgage loan proceeds; and

▪	Assumed $158.2 million of mortgage debt on five acquired properties.
The Company recorded approximately $4.4 million of write-offs of unamortized deferred financing costs during the year ended December 31, 2011 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2011, the Company had $455.6 million of secured debt subject to third party credit enhancement.
As of December 31, 2011, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2011, the interest rate range on the Company’s mortgage debt was 0.05% to 11.25%. During the year ended December 31, 2011, the weighted average interest rate on the Company’s mortgage debt was 4.84%.
The historical cost, net of accumulated depreciation, of encumbered properties was $4.9 billion and $5.6 billion at December 31, 2011 and 2010, respectively.
As of December 31, 2010, the Company had outstanding mortgage debt of approximately $4.8 billion.

During the year ended December 31, 2010, the Company:

▪	Repaid $652.1 million of mortgage loans;

▪	Obtained $173.6 million of new mortgage loan proceeds;

▪	Assumed $359.1 million of mortgage debt on seven acquired properties;

▪	Was released from $40.0 million of mortgage debt assumed by the purchaser on two disposed properties; and

▪
Assumed $112.6 million of mortgage debt on seven previously unconsolidated properties and repaid the net $70.0 million mortgage loan (net of $42.6 million of cash collateral held by the lender) concurrent with closing using proceeds drawn from the Company's line of credit.

The Company recorded approximately $2.5 million and $1.0 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2010 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2010, the Company had $543.4 million of secured debt subject to third party credit enhancement.
As of December 31, 2010, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2010, the interest rate range on the Company’s mortgage debt was 0.21% to 11.25%. During the year ended December 31, 2010, the weighted average interest rate on the Company’s mortgage debt was 4.79%.

Notes
The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2011 and 2010, respectively:

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

December 31, 2010 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013
Totals	$5,185,180

(1)	At December 31, 2011 and 2010, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.
The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2011 and 2010.
An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under effective shelf registration statements filed with the SEC. Most recently, EQR and ERPOP filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 and expires on October 15, 2013. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference units basis).
During the year ended December 31, 2011, the Company:

▪	Repaid $93.1 million of 6.95% unsecured notes at maturity;

▪	Exercised the second of its two one-year extension options for its $500.0 million term loan facility and as a result, the maturity date is now October 5, 2012;

▪	Redeemed $482.5 million of its 3.85% unsecured notes with a final maturity of 2026 at par and no premium was paid; and

▪
Issued $1.0 billion of ten-year 4.625% fixed rate public notes in a public offering, receiving net proceeds of $996.2 million before underwriting fees and other expenses. The notes are at an all-in effective interest rate of approximately 6.2% after termination of various forward starting swaps in conjunction with the issuance (see Note 9 for further discussion).

During the year ended December 31, 2010, the Company:

▪
Issued $600.0 million of ten-year 4.75% fixed rate public notes in a public offering at an all-in effective interest rate of 5.09%, receiving net proceeds of $595.4 million before underwriting fees and other expenses.

On December 2, 2011, the Company obtained a commitment for a senior unsecured bridge loan facility in an aggregate principal amount not to exceed $1.0 billion to finance the potential acquisition of an ownership interest in Archstone, a privately-held owner, operator and developer of multifamily apartment properties. The Company paid fees of $2.6 million to structure this facility, which were recorded as deferred financing costs and amortized in 2011. See Note 18 for discussion on the cancellation of this facility.
On October 11, 2007, the Company closed on a $500.0 million senior unsecured term loan. Effective April 5, 2011, the Company exercised the second of its two one-year extension options and as a result, the maturity date is now October 5, 2012. The Company has the ability to increase available borrowings by an additional $250.0 million under certain circumstances. The loan bears interest at variable rates based upon LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Company’s long-term senior unsecured debt.

On August 23, 2006, the Company issued $650.0 million of exchangeable notes that were to mature on August 15, 2026. The notes bore interest at a fixed rate of 3.85%. The notes were exchangeable into Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an exchange rate of 16.3934 shares per $1,000 principal amount of notes (equivalent to an exchange price of $61.00 per share). On August 18, 2011 (the "Redemption Date"), the Operating Partnership redeemed all of the outstanding notes for $482.5 million in cash, which was equal to 100% of the principal amount of such notes, plus accrued and unpaid interest up to but excluding the Redemption Date. See Note 2 for more information on the change in the recognition of interest expense for these notes.

Lines of Credit

In July 2011, the Company replaced its then existing unsecured revolving credit facility with a new $1.25 billion unsecured revolving credit facility maturing on July 13, 2014, subject to a one-year extension option exercisable by the Company. The Company has the ability to increase available borrowings by an additional $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. See Note 18 for discussion on the increase of available borrowings for this facility. The interest rate on advances under the new credit facility will generally be LIBOR plus a spread (currently 1.15%) and the Company pays an annual facility fee of 0.2%. Both the spread and the facility fee are dependent on the credit rating of the Company's long-term debt. This facility replaced the Company's $1.425 billion facility which was scheduled to mature in February 2012. The Company wrote-off $0.2 million in unamortized deferred financing costs related to the old facility.

As of December 31, 2011, the amount available on the new credit facility was $1.22 billion (net of $31.8 million which was restricted/dedicated to support letters of credit) and there was no amount outstanding. During the year ended December 31, 2011, the weighted average interest rate was 1.42%. As of December 31, 2010, the amount available on the old credit facility was $1.28 billion (net of $147.3 million which was restricted/dedicated to support letters of credit and net of $75.0 million which had been committed by a now bankrupt financial institution and was not available for borrowing) and there was no amount outstanding. During the year ended December 31, 2010, the weighted average interest rate was 0.66%.

Other

The following table provides a summary of the aggregate payments of principal on all debt for each of the next five years and thereafter (amounts in thousands):

Year	Total (1)
2012	$1,161,582	(2)
2013	579,675
2014	588,340
2015	418,900
2016	1,190,038
Thereafter	5,782,526
Total	$9,721,061

(1)	Principal payments on all debt include amortization of any discounts or premiums related to the debt. Premiums and discounts are amortized over the life of the debt.

(2)
Includes the Company's $500.0 million term loan facility. Effective April 5, 2011, the Company exercised the second of its two one-year extension options and as a result, the maturity date is now October 5, 2012.